UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

Douglas Dubitsky

7 Hanover Square New York, N.Y. 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 97.6%
Aerospace & Defense — 1.9%
Rockwell Collins, Inc.	3,020	$293,423

		293,423

Air Freight & Logistics — 2.0%
United Parcel Service, Inc., Class B	2,830	303,659

		303,659

Beverages — 3.9%
Anheuser-Busch InBev S.A., ADR	2,530	277,693
The Coca-Cola Co.	7,520	319,149

		596,842

Biotechnology — 9.1%
Alexion Pharmaceuticals, Inc.(1)	2,220	269,153
Biogen, Inc.(1)	1,280	349,977
Celgene Corp.(1)	4,280	532,560
Regeneron Pharmaceuticals, Inc.(1)	660	255,757

		1,407,447

Capital Markets — 5.4%
BlackRock, Inc.	890	341,324
Nasdaq, Inc.	3,050	211,822
The Charles Schwab Corp.	6,860	279,957

		833,103

Chemicals — 4.1%
Ecolab, Inc.	2,460	308,336
Monsanto Co.	2,870	324,884

		633,220

Communications Equipment — 1.2%
Palo Alto Networks, Inc.(1)	1,570	176,908

		176,908

Consumer Finance — 1.6%
American Express Co.	3,170	250,779

		250,779

Energy Equipment & Services — 2.6%
Schlumberger Ltd.	5,080	396,748

		396,748

Food & Staples Retailing — 2.3%
CVS Health Corp.	4,540	356,390

		356,390

Health Care Equipment & Supplies — 1.7%
DENTSPLY SIRONA, Inc.	4,242	264,870

		264,870

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	2,640	432,986

		432,986

Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)	380	169,298
Yum China Holdings, Inc.(1)	8,180	222,496

		391,794

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	2,140	267,222

		267,222

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.(1)	880	$780,155

		780,155

Internet Software & Services — 11.1%
Akamai Technologies, Inc.(1)	6,040	360,588
Alphabet, Inc., Class A(1)	400	339,120
Alphabet, Inc., Class C(1)	560	464,554
eBay, Inc.(1)	4,390	147,372
Facebook, Inc., Class A(1)	2,750	390,637

		1,702,271

IT Services — 4.7%
PayPal Holdings, Inc.(1)	6,030	259,411
Visa, Inc., Class A	5,290	470,122

		729,533

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	2,080	319,488

		319,488

Media — 7.1%
Comcast Corp., Class A	11,950	449,201
The Walt Disney Co.	3,400	385,526
Twenty-First Century Fox, Inc., Class A	7,980	258,472

		1,093,199

Oil, Gas & Consumable Fuels — 1.0%
Pioneer Natural Resources Co.	830	154,571

		154,571

Pharmaceuticals — 4.3%
Johnson & Johnson	2,470	307,639
Zoetis, Inc.	6,500	346,905

		654,544

Semiconductors & Semiconductor Equipment — 3.1%
Texas Instruments, Inc.	3,200	257,792
Xilinx, Inc.	3,780	218,824

		476,616

Software — 10.2%
Adobe Systems, Inc.(1)	2,670	347,447
Fortinet, Inc.(1)	4,290	164,522
Microsoft Corp.	8,040	529,514
Red Hat, Inc.(1)	3,480	301,020
VMware, Inc., Class A(1)	2,530	233,114

		1,575,617

Specialty Retail — 2.6%
The Home Depot, Inc.	2,750	403,783

		403,783

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	2,090	300,249

		300,249

Trading Companies & Distributors — 1.5%
WW Grainger, Inc.	960	223,450

		223,450

Total Common Stocks (Cost $14,194,457)		15,018,867

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Short-Term Investment — 3.8%
Repurchase Agreements — 3.8%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $584,004, due 4/3/2017(2)	$584,000	$584,000

Total Repurchase Agreements (Cost $584,000)		584,000

Total Investments — 101.4% (Cost $14,778,457)		15,602,867

Liabilities in excess of other assets — (1.4)%		(210,578)

Total Net Assets — 100.0%		$15,392,289

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$560,000	$599,864

Legend:

ADR – American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$15,018,867	$—	$—	$15,018,867
Repurchase Agreements	—	584,000	—	584,000

Total	$15,018,867	$584,000	$—	$15,602,867

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 97.0%
Aerospace & Defense — 0.7%
General Dynamics Corp.	443	$82,930

		82,930

Banks — 1.2%
M&T Bank Corp.	509	78,757
SVB Financial Group(1)	398	74,064

		152,821

Beverages — 2.0%
Molson Coors Brewing Co., Class B	1,019	97,528
Monster Beverage Corp.(1)	3,203	147,883

		245,411

Biotechnology — 2.3%
Biogen, Inc.(1)	360	98,431
Incyte Corp.(1)	707	94,505
Regeneron Pharmaceuticals, Inc.(1)	249	96,490

		289,426

Building Products — 0.9%
Fortune Brands Home & Security, Inc.	1,908	116,102

		116,102

Capital Markets — 1.6%
BlackRock, Inc.	217	83,222
Intercontinental Exchange, Inc.	1,938	116,028

		199,250

Chemicals — 2.0%
PPG Industries, Inc.	1,302	136,814
The Sherwin-Williams Co.	350	108,567

		245,381

Consumer Finance — 0.9%
Capital One Financial Corp.	1,312	113,698

		113,698

Containers & Packaging — 1.0%
Crown Holdings, Inc.(1)	2,344	124,115

		124,115

Electrical Equipment — 1.4%
AMETEK, Inc.	1,607	86,906
Eaton Corp. PLC	1,153	85,495

		172,401

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	1,198	71,664

		71,664

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	1,294	216,991
Walgreens Boots Alliance, Inc.	1,281	106,387

		323,378

Food Products — 1.1%
Mondelez International, Inc., Class A	3,031	130,575

		130,575

Health Care Equipment & Supplies — 2.7%
Danaher Corp.	1,178	100,754
Hologic, Inc.(1)	3,183	135,437

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Medtronic PLC	1,256	$101,183

		337,374

Health Care Providers & Services — 4.0%
Aetna, Inc.	840	107,142
HCA Holdings, Inc.(1)	1,582	140,782
UnitedHealth Group, Inc.	1,541	252,740

		500,664

Hotels, Restaurants & Leisure — 2.7%
Hilton Worldwide Holdings, Inc.	1,928	112,711
Starbucks Corp.	3,926	229,239

		341,950

Household Durables — 1.2%
Mohawk Industries, Inc.(1)	630	144,579

		144,579

Household Products — 1.4%
Colgate-Palmolive Co.	2,330	170,533

		170,533

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	1,742	217,523

		217,523

Insurance — 1.0%
The Allstate Corp.	1,564	127,450

		127,450

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	523	463,660
Netflix, Inc.(1)	1,191	176,042
The Priceline Group, Inc.(1)	97	172,657

		812,359

Internet Software & Services — 9.9%
Alphabet, Inc., Class A(1)	496	420,509
Alphabet, Inc., Class C(1)	277	229,788
eBay, Inc.(1)	3,456	116,018
Facebook, Inc., Class A(1)	2,621	372,313
GoDaddy, Inc., Class A(1)	2,406	91,187

		1,229,815

IT Services — 5.2%
Accenture PLC, Class A	1,031	123,596
Global Payments, Inc.	1,448	116,825
MasterCard, Inc., Class A	2,440	274,427
PayPal Holdings, Inc.(1)	3,055	131,426

		646,274

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	1,059	162,662

		162,662

Machinery — 2.9%
Illinois Tool Works, Inc.	864	114,454
Snap-on, Inc.	769	129,707
The Middleby Corp.(1)	841	114,755

		358,916

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 2.6%
Comcast Corp., Class A	8,608	$323,575

		323,575

Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	1,586	124,437

		124,437

Personal Products — 1.4%
The Estee Lauder Cos., Inc., Class A	1,987	168,478

		168,478

Pharmaceuticals — 4.1%
Allergan PLC	853	203,799
Bristol-Myers Squibb Co.	3,661	199,085
Eli Lilly & Co.	1,314	110,520

		513,404

Professional Services — 0.8%
Equifax, Inc.	750	102,555

		102,555

Road & Rail — 0.8%
JB Hunt Transport Services, Inc.	1,075	98,620

		98,620

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	1,385	113,501
Broadcom Ltd.	847	185,459

		298,960

Software — 8.6%
Adobe Systems, Inc.(1)	1,503	195,586
Electronic Arts, Inc.(1)	1,393	124,701
Microsoft Corp.	5,074	334,174
PTC, Inc.(1)	1,335	70,154
salesforce.com, Inc.(1)	1,999	164,898
ServiceNow, Inc.(1)	905	79,160
Workday, Inc., Class A(1)	1,172	97,604

		1,066,277

Specialty Retail — 4.0%
Advance Auto Parts, Inc.	823	122,018
Lowe’s Cos., Inc.	1,536	126,275
The Michaels Cos., Inc.(1)	2,862	64,080
The TJX Cos., Inc.	2,362	186,787

		499,160

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	6,025	865,552
Western Digital Corp.	987	81,457

		947,009

Textiles, Apparel & Luxury Goods — 2.9%
NIKE, Inc., Class B	4,172	232,506
VF Corp.	2,329	128,025

		360,531

Tobacco — 2.0%
Altria Group, Inc.	3,408	243,399

		243,399

Total Common Stocks (Cost $11,259,407)		12,063,656

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Exchange-Traded Funds — 2.4%
iShares Russell 1000 Growth ETF	2,631	$299,408

Total Exchange-Traded Funds (Cost $288,439)		299,408

	Principal Amount	Value

Short-Term Investment — 2.5%
Repurchase Agreements — 2.5%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $310,002, due 4/3/2017(2)	$310,000	310,000

Total Repurchase Agreements (Cost $310,000)		310,000

Total Investments — 101.9% (Cost $11,857,846)		12,673,064

Liabilities in excess of other assets — (1.9)%		(233,691)

Total Net Assets — 100.0%		$12,439,373

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$300,000	$321,356

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,063,656	$—	$—	$12,063,656
Exchange-Traded Funds	299,408	—	—	299,408
Repurchase Agreements	—	310,000	—	310,000

Total	$12,363,064	$310,000	$—	$12,673,064

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 99.0%
Aerospace & Defense — 3.2%
Northrop Grumman Corp.	1,243	$295,635
Textron, Inc.	1,981	94,276
United Technologies Corp.	2,451	275,027

		664,938

Airlines — 0.7%
United Continental Holdings, Inc.(1)	1,939	136,971

		136,971

Banks — 7.3%
Bank of America Corp.	23,696	558,989
Citigroup, Inc.	7,036	420,893
JPMorgan Chase & Co.	3,642	319,913
Wells Fargo & Co.	3,715	206,777

		1,506,572

Biotechnology — 4.0%
Biogen, Inc.(1)	1,024	279,982
Celgene Corp.(1)	3,179	395,563
Gilead Sciences, Inc.	2,333	158,457

		834,002

Building Products — 0.7%
Owens Corning	2,482	152,320

		152,320

Capital Markets — 0.4%
Morgan Stanley	1,748	74,884

		74,884

Chemicals — 2.7%
Air Products & Chemicals, Inc.	1,665	225,258
Monsanto Co.	1,467	166,064
The Sherwin-Williams Co.	551	170,915

		562,237

Communications Equipment — 2.4%
Cisco Systems, Inc.	14,687	496,421

		496,421

Consumer Finance — 1.6%
Discover Financial Services	4,710	322,117

		322,117

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	647	107,842

		107,842

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,638	68,059
Verizon Communications, Inc.	6,006	292,792

		360,851

Electric Utilities — 3.2%
American Electric Power Co., Inc.	786	52,764
Exelon Corp.	8,939	321,625
FirstEnergy Corp.	6,570	209,057
PPL Corp.	2,137	79,903

		663,349

Equity Real Estate — 1.9%
Alexandria Real Estate Equities, Inc.	1,054	116,488
Mid-America Apartment Communities, Inc.	1,190	121,071
Public Storage	265	58,011

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate — (continued)
STORE Capital Corp.	4,317	$103,090

		398,660

Food & Staples Retailing — 1.9%
CVS Health Corp.	3,522	276,477
Wal-Mart Stores, Inc.	1,637	117,995

		394,472

Food Products — 3.6%
Archer-Daniels-Midland Co.	6,003	276,378
Mondelez International, Inc., Class A	5,693	245,254
Tyson Foods, Inc., Class A	3,601	222,218

		743,850

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	5,467	242,790
Medtronic PLC	4,418	355,914

		598,704

Health Care Providers & Services — 2.5%
HCA Holdings, Inc.(1)	3,478	309,507
McKesson Corp.	242	35,879
UnitedHealth Group, Inc.	1,096	179,755

		525,141

Hotels, Restaurants & Leisure — 2.6%
Domino’s Pizza, Inc.	1,712	315,522
Starbucks Corp.	2,621	153,040
Yum! Brands, Inc.	1,150	73,485

		542,047

Household Products — 2.1%
The Procter & Gamble Co.	4,848	435,593

		435,593

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	7,880	88,098

		88,098

Industrial Conglomerates — 0.5%
General Electric Co.	3,381	100,754

		100,754

Insurance — 5.4%
Chubb Ltd.	723	98,509
MetLife, Inc.	5,603	295,950
Prudential Financial, Inc.	3,047	325,054
The Allstate Corp.	1,122	91,432
The Travelers Cos., Inc.	345	41,586
Validus Holdings Ltd.	2,586	145,825
XL Group Ltd.	2,835	113,003

		1,111,359

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	640	567,386
The Priceline Group, Inc.(1)	88	156,637

		724,023

Internet Software & Services — 4.3%
Alphabet, Inc., Class A(1)	314	266,209
Alphabet, Inc., Class C(1)	211	175,037

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Internet Software & Services — (continued)
Facebook, Inc., Class A(1)	3,164	$449,447

		890,693

IT Services — 3.7%
Accenture PLC, Class A	938	112,447
Cognizant Technology Solutions Corp., Class A(1)	2,282	135,825
FleetCor Technologies, Inc.(1)	1,597	241,834
Global Payments, Inc.	2,436	196,536
International Business Machines Corp.	520	90,553

		777,195

Machinery — 1.1%
Illinois Tool Works, Inc.	1,144	151,545
Ingersoll-Rand PLC	824	67,008

		218,553

Media — 2.9%
Charter Communications, Inc., Class A(1)	920	301,134
Comcast Corp., Class A	7,977	299,856

		600,990

Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	4,031	249,922
Chevron Corp.	180	19,327
EOG Resources, Inc.	3,167	308,941
Exxon Mobil Corp.	2,054	168,448
Noble Energy, Inc.	1,205	41,380
Rice Energy, Inc.(1)	8,557	202,801
Valero Energy Corp.	2,141	141,927

		1,132,746

Personal Products — 0.5%
The Estee Lauder Cos., Inc., Class A	1,246	105,648

		105,648

Pharmaceuticals — 4.5%
Eli Lilly & Co.	4,630	389,429
Johnson & Johnson	2,832	352,726
Merck & Co., Inc.	3,065	194,750

		936,905

Road & Rail — 1.7%
Union Pacific Corp.	3,258	345,087

		345,087

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom Ltd.	284	62,185
Intel Corp.	10,546	380,394
NVIDIA Corp.	908	98,908

		541,487

Software — 4.6%
Electronic Arts, Inc.(1)	3,611	323,257
Intuit, Inc.	2,501	290,091
Microsoft Corp.	5,334	351,297

		964,645

Specialty Retail — 3.7%
AutoZone, Inc.(1)	369	266,805
Best Buy Co., Inc.	4,870	239,361
Ross Stores, Inc.	2,604	171,526
The Gap, Inc.	3,801	92,326

		770,018

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	3,978	$571,480
Hewlett Packard Enterprise Co.	12,771	302,673
NCR Corp.(1)	1,783	81,447

		955,600

Tobacco — 2.6%
Altria Group, Inc.	1,732	123,700
Philip Morris International, Inc.	3,726	420,665

		544,365

Trading Companies & Distributors — 1.0%
United Rentals, Inc.(1)	1,238	154,812
Univar, Inc.(1)	1,667	51,110

		205,922

Total Common Stocks (Cost $19,347,959)		20,535,059

	Principal Amount	Value

Short-Term Investment — 1.0%
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $209,002, due 4/3/2017(2)	$209,000	209,000

Total Repurchase Agreements (Cost $209,000)		209,000

Total Investments — 100.0% (Cost $19,556,959)		20,744,059

Assets in excess of other liabilities — 0.0%		6,719

Total Net Assets — 100.0%		$20,750,778

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$200,000	$214,237

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,535,059	$—	$—	$20,535,059
Repurchase Agreements	—	209,000	—	209,000

Total	$20,535,059	$209,000	$—	$20,744,059

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 95.2%
Aerospace & Defense — 2.4%
Airbus SE (Netherlands)	592	$45,051
BWX Technologies, Inc.	630	29,988
Northrop Grumman Corp.	422	100,368
Raytheon Co.	835	127,337
United Technologies Corp.	655	73,498

		376,242

Airlines — 0.3%
American Airlines Group, Inc.	1,331	56,301

		56,301

Banks — 4.6%
Bank of America Corp.	12,125	286,029
JPMorgan Chase & Co.	3,906	343,103
KeyCorp	3,949	70,213
U.S. Bancorp	533	27,450

		726,795

Beverages — 3.8%
Constellation Brands, Inc., Class A	505	81,845
Dr Pepper Snapple Group, Inc.	1,144	112,020
Molson Coors Brewing Co., Class B	573	54,842
Monster Beverage Corp.(1)	374	17,268
PepsiCo, Inc.	3,018	337,594

		603,569

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.(1)	607	73,593
Amgen, Inc.	928	152,257
Biogen, Inc.(1)	338	92,416
Celgene Corp.(1)	984	122,439
Gilead Sciences, Inc.	410	27,847

		468,552

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	799	48,619
Johnson Controls International PLC	2,464	103,784

		152,403

Capital Markets — 3.5%
E*TRADE Financial Corp.(1)	1,070	37,332
Gores Holdings II, Inc.(1)	1,129	11,618
Hamilton Lane, Inc., Class A(1)	2,054	38,348
Invesco Ltd.	2,159	66,130
KKR & Co. LP	5,894	107,448
The Charles Schwab Corp.	3,299	134,632
The Goldman Sachs Group, Inc.	688	158,047

		553,555

Chemicals — 2.5%
Akzo Nobel N.V. (Netherlands)	208	17,239
Albemarle Corp.	506	53,454
Axalta Coating Systems Ltd.(1)	646	20,801
CF Industries Holdings, Inc.	1,535	45,052
EI du Pont de Nemours & Co.	454	36,470
LANXESS AG (Germany)	239	16,041
PPG Industries, Inc.	200	21,016
Sociedad Quimica y Minera de Chile S.A., ADR	607	20,863
The Dow Chemical Co.	638	40,538
The Sherwin-Williams Co.	233	72,274
WR Grace & Co.	657	45,799
Yara International ASA (Norway)	123	4,737

		394,284

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Commercial Services & Supplies — 1.0%
Republic Services, Inc.	1,942	$121,977
Stericycle, Inc.(1)	502	41,611

		163,588

Communications Equipment — 0.4%
Cisco Systems, Inc.	1,805	61,009

		61,009

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	79	17,242
Vulcan Materials Co.	151	18,192

		35,434

Consumer Finance — 0.7%
Synchrony Financial	3,230	110,789

		110,789

Containers & Packaging — 0.4%
Ball Corp.	259	19,233
RPC Group PLC (United Kingdom)	794	7,759
Sealed Air Corp.	858	37,392

		64,384

Diversified Financial Services — 0.1%
Conyers Park Acquisition Corp.(1)	1,206	13,616

		13,616

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	4,517	187,681
Verizon Communications, Inc.	753	36,709
Zayo Group Holdings, Inc.(1)	1,222	40,204

		264,594

Electric Utilities — 1.9%
American Electric Power Co., Inc.	521	34,975
Edison International	661	52,622
Exelon Corp.	2,369	85,237
NextEra Energy, Inc.	387	49,679
PG&E Corp.	1,145	75,982

		298,495

Electrical Equipment — 0.5%
Rockwell Automation, Inc.	485	75,519

		75,519

Energy Equipment & Services — 1.0%
Halliburton Co.	2,135	105,063
Keane Group, Inc.(1)	556	7,951
Schlumberger Ltd.	659	51,468

		164,482

Equity Real Estate — 2.8%
American Tower Corp.	554	67,333
AvalonBay Communities, Inc.	237	43,513
Boston Properties, Inc.	318	42,106
Douglas Emmett, Inc.	342	13,133
Equinix, Inc.	114	45,642
Equity LifeStyle Properties, Inc.	278	21,423
Essex Property Trust, Inc.	67	15,513
Federal Realty Investment Trust	128	17,088
Gaming and Leisure Properties, Inc.	808	27,003
GGP, Inc.	1,034	23,968

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate — (continued)
Kimco Realty Corp.	410	$9,057
Park Hotels & Resorts, Inc.	34	873
Pebblebrook Hotel Trust	402	11,743
Public Storage	174	38,090
Simon Property Group, Inc.	238	40,943
Ventas, Inc.	558	36,292

		453,720

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	681	114,197
CVS Health Corp.	787	61,779
The Kroger Co.	1,986	58,567
Wal-Mart Stores, Inc.	722	52,042
Walgreens Boots Alliance, Inc.	1,662	138,029

		424,614

Food Products — 1.9%
Campbell Soup Co.	2,047	117,170
Mondelez International, Inc., Class A	1,031	44,416
Pinnacle Foods, Inc.	332	19,213
The Kraft Heinz Co.	1,436	130,403

		311,202

Health Care Equipment & Supplies — 2.5%
Becton Dickinson and Co.	458	84,016
Boston Scientific Corp.(1)	3,263	81,151
CR Bard, Inc.	278	69,094
Danaher Corp.	1,138	97,333
Intuitive Surgical, Inc.(1)	86	65,916

		397,510

Health Care Providers & Services — 1.6%
Aetna, Inc.	108	13,775
Cardinal Health, Inc.	261	21,285
Cigna Corp.	475	69,583
Express Scripts Holding Co.(1)	366	24,123
Henry Schein, Inc.(1)	219	37,224
Humana, Inc.	237	48,855
McKesson Corp.	135	20,015
UnitedHealth Group, Inc.	104	17,057

		251,917

Hotels, Restaurants & Leisure — 1.2%
Hilton Worldwide Holdings, Inc.	874	51,094
Penn National Gaming, Inc.(1)	2,133	39,311
Restaurant Brands International, Inc.	641	35,729
Wynn Resorts Ltd.	379	43,437
Yum China Holdings, Inc.(1)	583	15,858

		185,429

Household Products — 0.3%
Colgate-Palmolive Co.	578	42,304

		42,304

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(1)	3,638	40,200
NRG Energy, Inc.	3,778	70,649

		110,849

Industrial Conglomerates — 0.7%
Siemens AG (Reg S) (Germany)	791	108,355

		108,355

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — 3.8%
American International Group, Inc.	1,938	$120,989
Assured Guaranty Ltd.	3,504	130,033
Chubb Ltd.	806	109,818
MetLife, Inc.	1,933	102,101
Prudential PLC (United Kingdom)	5,837	123,473
The Hartford Financial Services Group, Inc.	564	27,112

		613,526

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	388	343,978
Ctrip.com International Ltd., ADR(1)	515	25,312
Expedia, Inc.	353	44,538
The Priceline Group, Inc.(1)	59	105,018

		518,846

Internet Software & Services — 5.1%
Alibaba Group Holding Ltd., ADR(1)	664	71,599
Alphabet, Inc., Class A(1)	499	423,052
Facebook, Inc., Class A(1)	2,026	287,793
Tencent Holdings Ltd., ADR	889	25,657

		808,101

IT Services — 2.7%
Cognizant Technology Solutions Corp., Class A(1)	248	14,761
Computer Sciences Corp.	1,202	82,950
Fidelity National Information Services, Inc.	894	71,180
MasterCard, Inc., Class A	763	85,815
Visa, Inc., Class A	1,922	170,808

		425,514

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	1,048	55,408
Illumina, Inc.(1)	110	18,770

		74,178

Machinery — 2.6%
Dover Corp.	1,120	89,992
FANUC Corp. (Japan)	200	41,105
Fortive Corp.	1,907	114,840
KION Group AG (Germany)	898	58,689
Komatsu Ltd. (Japan)	4,400	115,106

		419,732

Media — 3.5%
Charter Communications, Inc., Class A(1)	349	114,235
Comcast Corp., Class A	4,513	169,644
DISH Network Corp., Class A(1)	743	47,173
Live Nation Entertainment, Inc.(1)	1,869	56,761
The Walt Disney Co.	1,550	175,754

		563,567

Metals & Mining — 0.2%
ArcelorMittal(1)	695	5,803
Freeport-McMoRan, Inc.(1)	762	10,180
Iluka Resources Ltd. (Australia)	746	4,343
Nucor Corp.	192	11,466
Steel Dynamics, Inc.	86	2,990
United States Steel Corp.	130	4,395

		39,177

Multi-Utilities — 0.3%
Ameren Corp.	537	29,315

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — (continued)
Sempra Energy	192	$21,216

		50,531

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	1,733	107,446
Arch Coal, Inc., Class A(1)	30	2,068
Cenovus Energy, Inc. (Canada)	3,839	43,446
Cheniere Energy, Inc.(1)	1,647	77,854
Chevron Corp.	143	15,354
ConocoPhillips	3,087	153,949
Encana Corp. (Canada)	2,624	30,742
EOG Resources, Inc.	750	73,162
Exxon Mobil Corp.	512	41,989
Kinder Morgan, Inc.	769	16,718
Marathon Oil Corp.	1,291	20,398
Noble Energy, Inc.	1,587	54,498
Pioneer Natural Resources Co.	247	45,999
Plains All American Pipeline LP	836	26,426
QEP Resources, Inc.(1)	2,648	33,656
Royal Dutch Shell PLC, Class A (United Kingdom)	3,310	87,060
Seven Generations Energy Ltd., Class A (Canada)(1)	1,406	25,691
Suncor Energy, Inc. (Canada)	2,030	62,326

		918,782

Paper & Forest Products — 0.1%
KapStone Paper and Packaging Corp.	925	21,368

		21,368

Personal Products — 0.1%
Edgewell Personal Care Co.(1)	197	14,409

		14,409

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	1,800	97,884
Eli Lilly & Co.	421	35,410
Jazz Pharmaceuticals PLC(1)	255	37,008
Johnson & Johnson	2,288	284,971
Merck & Co., Inc.	2,856	181,470
Pfizer, Inc.	3,259	111,490

		748,233

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	398	13,846

		13,846

Road & Rail — 0.7%
Norfolk Southern Corp.	963	107,827

		107,827

Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	221	18,111
Applied Materials, Inc.	2,699	104,991
Broadcom Ltd.	714	156,338
Cavium, Inc.(1)	947	67,862
NVIDIA Corp.	209	22,766
NXP Semiconductors N.V.(1)	367	37,985
Qorvo, Inc.(1)	2,109	144,593
QUALCOMM, Inc.	1,104	63,303
Texas Instruments, Inc.	1,613	129,943

		745,892

Software — 4.6%
Adobe Systems, Inc.(1)	843	109,700

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Everbridge, Inc.(1)	463	$9,505
Microsoft Corp.	6,679	439,879
RealPage, Inc.(1)	1,858	64,844
salesforce.com, Inc.(1)	505	41,658
Ubisoft Entertainment S.A. (France)(1)	1,677	71,617

		737,203

Specialty Retail — 2.3%
O’Reilly Automotive, Inc.(1)	248	66,920
The Home Depot, Inc.	1,446	212,316
The TJX Cos., Inc.	1,168	92,366

		371,602

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	3,877	556,970
HP, Inc.	1,155	20,651
Western Digital Corp.	192	15,846

		593,467

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	2,748	57,048
NIKE, Inc., Class B	1,013	56,455

		113,503

Tobacco — 1.5%
Altria Group, Inc.	1,357	96,917
Philip Morris International, Inc.	1,269	143,270

		240,187

Trading Companies & Distributors — 0.2%
Herc Holdings, Inc.(1)	622	30,410

		30,410

Water Utilities — 0.3%
American Water Works Co., Inc.	684	53,195

		53,195

Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.(1)	1,051	67,884

		67,884

Total Common Stocks (Cost $14,179,113)		15,160,491

Exchange-Traded Funds — 1.3%
SPDR S&P Regional Banking ETF	3,023	165,086
SPDR S&P500 ETF Trust	203	47,855

Total Exchange-Traded Funds (Cost $214,078)		212,941

	Principal Amount	Value
Short-Term Investment — 5.6%
Repurchase Agreements — 5.6%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $891,007, due 4/3/2017(2)	$891,000	891,000

Total Repurchase Agreements (Cost $891,000)		891,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2017 (unaudited)	Value
Total Investments — 102.1% (Cost $15,284,191)	$16,264,432

Liabilities in excess of other assets — (2.1)%	(341,864)

Total Net Assets — 100.0%	$15,922,568

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$850,000	$910,508

Legend:

ADR – American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$14,464,259	$696,232	*	$—	$15,160,491
Exchange-Traded Funds	212,941	—		—	212,941
Repurchase Agreements	—	891,000		—	891,000

Total	$14,677,200	$1,587,232		$—	$16,264,432

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 96.4%
Aerospace & Defense — 4.0%
General Dynamics Corp.	1,700	$318,240
L3 Technologies, Inc.	853	140,993
Raytheon Co.	1,188	181,170
United Technologies Corp.	2,863	321,257

		961,660

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	1,342	143,997

		143,997

Airlines — 1.4%
Delta Air Lines, Inc.	4,546	208,934
United Continental Holdings, Inc.(1)	1,762	124,468

		333,402

Auto Components — 1.0%
BorgWarner, Inc.	5,752	240,376

		240,376

Banks — 13.7%
Bank of America Corp.	44,504	1,049,849
Citigroup, Inc.	11,809	706,415
Fifth Third Bancorp	6,415	162,941
JPMorgan Chase & Co.	12,768	1,121,541
Lloyds Banking Group PLC, ADR	41,873	142,368
Wells Fargo & Co.	1,915	106,589

		3,289,703

Beverages — 0.7%
Coca-Cola European Partners PLC	4,249	160,145

		160,145

Biotechnology — 2.0%
Gilead Sciences, Inc.	5,221	354,610
Shire PLC, ADR	668	116,386

		470,996

Capital Markets — 1.4%
The Goldman Sachs Group, Inc.	1,517	348,485

		348,485

Chemicals — 3.5%
Celanese Corp., Series A	1,608	144,479
Methanex Corp.	3,109	145,812
PPG Industries, Inc.	968	101,717
The Dow Chemical Co.	6,966	442,620

		834,628

Communications Equipment — 3.6%
Brocade Communications Systems, Inc.	6,549	81,731
Cisco Systems, Inc.	16,811	568,212
Harris Corp.	1,910	212,526

		862,469

Construction Materials — 0.6%
CRH PLC, ADR	3,889	136,776

		136,776

Consumer Finance — 4.5%
Capital One Financial Corp.	3,401	294,731
Discover Financial Services	7,556	516,755
Navient Corp.	7,056	104,146

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value
Common Stocks — (continued)
Consumer Finance — (continued)
Synchrony Financial	4,650	$159,495

		1,075,127

Containers & Packaging — 0.9%
WestRock Co.	4,023	209,317

		209,317

Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(1)	5,194	865,736

		865,736

Electrical Equipment — 1.0%
Eaton Corp. PLC	3,356	248,847

		248,847

Electronic Equipment, Instruments & Components — 2.7%
Flex Ltd.(1)	15,863	266,498
TE Connectivity Ltd.	5,151	384,007

		650,505

Food & Staples Retailing — 0.5%
CVS Health Corp.	1,602	125,757

		125,757

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	4,854	215,566

		215,566

Health Care Providers & Services — 4.2%
Anthem, Inc.	1,661	274,696
Cigna Corp.	1,738	254,600
DaVita, Inc.(1)	2,069	140,630
Laboratory Corp. of America Holdings(1)	820	117,645
UnitedHealth Group, Inc.	1,392	228,302

		1,015,873

Household Durables — 0.4%
PulteGroup, Inc.	4,609	108,542

		108,542

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	11,463	128,156

		128,156

Industrial Conglomerates — 1.2%
Koninklijke Philips N.V.	9,419	302,444

		302,444

Insurance — 2.3%
Chubb Ltd.	2,269	309,151
The Allstate Corp.	2,957	240,966

		550,117

Internet Software & Services — 3.4%
Alphabet, Inc., Class A(1)	558	473,073
eBay, Inc.(1)	10,209	342,716

		815,789

IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A(1)	2,763	164,454
Computer Sciences Corp.	2,760	190,467

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value
Common Stocks — (continued)
IT Services — (continued)
Leidos Holdings, Inc.	1,633	$83,512

		438,433

Machinery — 0.5%
WABCO Holdings, Inc.(1)	1,013	118,947

		118,947

Media — 5.8%
CBS Corp., Class B, NVDR	2,037	141,286
Comcast Corp., Class A	6,624	248,996
Liberty Global PLC, Class C(1)	2,291	80,277
Liberty Global PLC LiLAC, Class C(1)	3,386	78,014
The Interpublic Group of Cos., Inc.	7,204	177,002
Time Warner, Inc.	4,383	428,263
Twenty-First Century Fox, Inc., Class A	7,680	248,755

		1,402,593

Metals & Mining — 2.2%
Barrick Gold Corp.	8,882	168,669
Nucor Corp.	2,602	155,392
Steel Dynamics, Inc.	6,141	213,461

		537,522

Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	4,770	512,155
ConocoPhillips	4,794	239,077
Diamondback Energy, Inc.(1)	1,522	157,854
Energen Corp.(1)	1,976	107,573
EOG Resources, Inc.	1,401	136,668
EQT Corp.	1,463	89,389
Gulfport Energy Corp.(1)	2,873	49,387
Marathon Oil Corp.	7,861	124,204
Marathon Petroleum Corp.	5,739	290,049
Phillips 66	1,808	143,230
Pioneer Natural Resources Co.	591	110,062
Tesoro Corp.	1,987	161,066

		2,120,714

Pharmaceuticals — 8.9%
Johnson & Johnson	6,876	856,406
Merck & Co., Inc.	8,979	570,526
Pfizer, Inc.	13,912	475,929
Sanofi, ADR	5,097	230,639

		2,133,500

Semiconductors & Semiconductor Equipment — 1.9%
KLA-Tencor Corp.	1,462	138,992
Texas Instruments, Inc.	3,984	320,951

		459,943

Software — 3.0%
Microsoft Corp.	4,783	315,008
Oracle Corp.	8,987	400,910

		715,918

Specialty Retail — 1.3%
Best Buy Co., Inc.	1,406	69,105
The Home Depot, Inc.	1,627	238,892

		307,997

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	3,857	554,097

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — (continued)
Hewlett Packard Enterprise Co.	13,273	$314,570

		868,667

Total Common Stocks ( Cost $21,408,884)		23,198,647

	Principal Amount	Value

Short-Term Investment — 3.6%
Repurchase Agreements — 3.6%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $873,007, due 4/3/2017(2)	$873,000	873,000

Total Repurchase Agreements (Cost $873,000)		873,000

Total Investments — 100.0% (Cost $22,281,884)		24,071,647

Liabilities in excess of other assets — 0.0%		(877)

Total Net Assets — 100.0%		$24,070,770

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$835,000	$894,440

Legend:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,198,647	$—	$—	$23,198,647
Repurchase Agreements	—	873,000	—	873,000

Total	$23,198,647	$873,000	$—	$24,071,647

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 95.7%
Aerospace & Defense — 5.2%
General Dynamics Corp.	528	$98,842
Raytheon Co.	2,410	367,525
The Boeing Co.	1,434	253,617

		719,984

Airlines — 1.5%
Delta Air Lines, Inc.	4,457	204,844

		204,844

Auto Components — 1.0%
BorgWarner, Inc.	3,491	145,889

		145,889

Banks — 8.3%
Citigroup, Inc.	6,008	359,399
JPMorgan Chase & Co.	5,969	524,317
Wells Fargo & Co.	4,808	267,613

		1,151,329

Beverages — 2.4%
PepsiCo, Inc.	2,982	333,567

		333,567

Biotechnology — 3.6%
Biogen, Inc.(1)	997	272,600
Gilead Sciences, Inc.	3,271	222,166

		494,766

Capital Markets — 6.2%
BlackRock, Inc.	262	100,480
Northern Trust Corp.	1,706	147,705
State Street Corp.	2,499	198,945
TD Ameritrade Holding Corp.	2,572	99,948
The Goldman Sachs Group, Inc.	1,397	320,919

		867,997

Communications Equipment — 1.6%
Cisco Systems, Inc.	4,933	166,735
F5 Networks, Inc.(1)	415	59,167

		225,902

Construction & Engineering — 0.4%
Jacobs Engineering Group, Inc.	987	54,561

		54,561

Consumer Finance — 1.2%
Capital One Financial Corp.	1,870	162,054

		162,054

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)	1,539	256,521

		256,521

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	5,789	282,214

		282,214

Electric Utilities — 1.8%
Exelon Corp.	6,904	248,406

		248,406

Electrical Equipment — 2.3%
AMETEK, Inc.	1,659	89,719
EnerSys	1,458	115,094

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — (continued)
Hubbell, Inc.	943	$113,207

		318,020

Electronic Equipment, Instruments & Components — 2.4%
Dolby Laboratories, Inc., Class A	1,555	81,498
Flex Ltd.(1)	3,258	54,734
FLIR Systems, Inc.	2,829	102,636
TE Connectivity Ltd.	1,207	89,982

		328,850

Energy Equipment & Services — 2.5%
Helmerich & Payne, Inc.	1,923	128,014
National Oilwell Varco, Inc.	3,386	135,745
Oil States International, Inc.(1)	2,690	89,173

		352,932

Equity Real Estate — 0.7%
Liberty Property Trust	2,570	99,074

		99,074

Food & Staples Retailing — 3.9%
CVS Health Corp.	659	51,732
Wal-Mart Stores, Inc.	6,754	486,828

		538,560

Health Care Equipment & Supplies — 1.3%
Hologic, Inc.(1)	4,168	177,348

		177,348

Health Care Providers & Services — 6.6%
Aetna, Inc.	2,980	380,099
Cigna Corp.	2,063	302,209
Express Scripts Holding Co.(1)	902	59,451
Quest Diagnostics, Inc.	209	20,521
UnitedHealth Group, Inc.	998	163,682

		925,962

Household Durables — 1.5%
DR Horton, Inc.	5,495	183,038
Garmin Ltd.	525	26,833

		209,871

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	1,501	159,722

		159,722

Insurance — 5.7%
Axis Capital Holdings Ltd.	1,727	115,761
Chubb Ltd.	1,397	190,341
FNF Group	5,325	207,356
The Allstate Corp.	2,833	230,861
Validus Holdings Ltd.	942	53,119

		797,438

Internet & Direct Marketing Retail — 0.4%
Liberty Interactive Corp. QVC Group, Class A(1)	2,745	54,955

		54,955

IT Services — 3.6%
International Business Machines Corp.	1,584	275,838
MasterCard, Inc., Class A	2,029	228,201

		504,039

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 2.6%
Fortive Corp.	2,774	$167,050
Parker-Hannifin Corp.	1,184	189,819

		356,869

Media — 5.4%
AMC Networks, Inc., Class A(1)	769	45,125
Comcast Corp., Class A	5,497	206,632
Discovery Communications, Inc., Class A(1)	6,604	192,111
Time Warner, Inc.	3,092	302,119

		745,987

Metals & Mining — 1.0%
Reliance Steel & Aluminum Co.	1,741	139,315

		139,315

Oil, Gas & Consumable Fuels — 3.8%
Exxon Mobil Corp.	4,112	337,225
Noble Energy, Inc.	5,397	185,333

		522,558

Pharmaceuticals — 2.8%
Pfizer, Inc.	11,400	389,994

		389,994

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	1,005	34,964

		34,964

Road & Rail — 1.1%
Norfolk Southern Corp.	1,415	158,438

		158,438

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	7,869	283,835
Xilinx, Inc.	4,297	248,753

		532,588

Software — 3.1%
Activision Blizzard, Inc.	1,671	83,316
Microsoft Corp.	2,620	172,553
VMware, Inc., Class A(1)	1,919	176,817

		432,686

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	1,532	220,087
Seagate Technology PLC	2,643	121,393

		341,480

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	1,020	56,069

		56,069

Total Common Stocks (Cost $12,527,350)		13,325,753

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Short-Term Investment — 5.0%
Repurchase Agreements — 5.0%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $689,005, due 4/3/2017(2)	$689,000	$689,000

Total Repurchase Agreements (Cost $689,000)		689,000

Total Investments — 100.7% (Cost $13,216,350)		14,014,753

Liabilities in excess of other assets — (0.7)%		(91,478)

Total Net Assets — 100.0%		$13,923,275

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$660,000	$706,983

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,325,753	$—	$—	$13,325,753
Repurchase Agreements	—	689,000	—	689,000

Total	$13,325,753	$689,000	$—	$14,014,753

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 94.7%
Aerospace & Defense — 1.1%
Teledyne Technologies, Inc.(1)	1,556	$196,772

		196,772

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	2,034	114,901

		114,901

Airlines — 1.5%
Ryanair Holdings PLC, ADR(1)	3,180	263,876

		263,876

Banks — 0.6%
SVB Financial Group(1)	556	103,466

		103,466

Biotechnology — 2.4%
Alkermes PLC(1)	1,099	64,292
Celgene Corp.(1)	1,333	165,865
DBV Technologies S.A., ADR(1)	1,089	38,355
Neurocrine Biosciences, Inc.(1)	1,880	81,404
TESARO, Inc.(1)	490	75,396

		425,312

Building Products — 1.6%
Allegion PLC	1,313	99,394
AO Smith Corp.	3,600	184,176

		283,570

Capital Markets — 5.1%
FactSet Research Systems, Inc.	512	84,434
LPL Financial Holdings, Inc.	5,170	205,921
MSCI, Inc.	2,276	221,204
TD Ameritrade Holding Corp.	10,229	397,499

		909,058

Chemicals — 0.3%
Potash Corp. of Saskatchewan, Inc.	3,087	52,726

		52,726

Commercial Services & Supplies — 1.9%
Edenred (France)	4,349	102,818
Ritchie Bros Auctioneers, Inc.	7,189	236,518

		339,336

Communications Equipment — 0.6%
Harris Corp.	963	107,153

		107,153

Containers & Packaging — 1.8%
Sealed Air Corp.	7,476	325,804

		325,804

Diversified Consumer Services — 1.8%
ServiceMaster Global Holdings, Inc.(1)	7,720	322,310

		322,310

Electrical Equipment — 3.4%
AMETEK, Inc.	1,898	102,644
Sensata Technologies Holding N.V.(1)	11,283	492,728

		595,372

Electronic Equipment, Instruments & Components — 6.5%
Amphenol Corp., Class A	1,695	120,633

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
Belden, Inc.	2,132	$147,513
Flex Ltd.(1)	16,472	276,730
National Instruments Corp.	6,552	213,333
TE Connectivity Ltd.	5,311	395,935

		1,154,144

Equity Real Estate — 4.6%
Crown Castle International Corp.	3,500	330,575
Lamar Advertising Co., Class A	6,377	476,617

		807,192

Health Care Equipment & Supplies — 9.0%
Boston Scientific Corp.(1)	14,156	352,060
DexCom, Inc.(1)	1,742	147,600
ICU Medical, Inc.(1)	628	95,896
STERIS PLC	4,490	311,875
Teleflex, Inc.	1,229	238,094
The Cooper Cos., Inc.	800	159,912
Varian Medical Systems, Inc.(1)	3,116	283,961

		1,589,398

Health Care Providers & Services — 1.1%
Henry Schein, Inc.(1)	1,095	186,117

		186,117

Health Care Technology — 1.9%
athenahealth, Inc.(1)	3,009	339,084

		339,084

Hotels, Restaurants & Leisure — 2.5%
Dunkin’ Brands Group, Inc.	4,889	267,331
Norwegian Cruise Line Holdings Ltd.(1)	3,343	169,590

		436,921

Industrial Conglomerates — 0.6%
Roper Technologies, Inc.	544	112,331

		112,331

Insurance — 1.7%
Aon PLC	2,502	296,962

		296,962

Internet Software & Services — 3.0%
Cimpress N.V.(1)	2,951	254,347
CoStar Group, Inc.(1)	1,336	276,846

		531,193

IT Services — 9.0%
Amdocs Ltd.	5,549	338,434
Broadridge Financial Solutions, Inc.	3,174	215,673
Euronet Worldwide, Inc.(1)	335	28,649
Fidelity National Information Services, Inc.	2,446	194,751
Gartner, Inc.(1)	1,473	159,069
Global Payments, Inc.	2,226	179,594
Jack Henry & Associates, Inc.	1,956	182,104
WEX, Inc.(1)	2,853	295,285

		1,593,559

Leisure Products — 0.4%
Polaris Industries, Inc.	942	78,940

		78,940

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 5.5%
PerkinElmer, Inc.	6,000	$348,360
Quintiles IMS Holdings, Inc.(1)	4,182	336,777
Waters Corp.(1)	1,798	281,045

		966,182

Machinery — 1.1%
The Middleby Corp.(1)	892	121,713
Wabtec Corp.	865	67,470

		189,183

Media — 1.0%
Omnicom Group, Inc.	1,969	169,748

		169,748

Multiline Retail — 0.8%
Dollar General Corp.	1,932	134,718

		134,718

Oil, Gas & Consumable Fuels — 0.6%
World Fuel Services Corp.	3,083	111,759

		111,759

Professional Services — 2.7%
IHS Markit Ltd.(1)	3,842	161,172
Verisk Analytics, Inc.(1)	3,961	321,395

		482,567

Road & Rail — 1.6%
Canadian Pacific Railway Ltd.	857	125,910
Old Dominion Freight Line, Inc.	1,840	157,449

		283,359

Semiconductors & Semiconductor Equipment — 6.6%
KLA-Tencor Corp.	3,238	307,837
Lam Research Corp.	1,632	209,483
Microchip Technology, Inc.	2,658	196,107
ON Semiconductor Corp.(1)	12,951	200,611
Xilinx, Inc.	4,258	246,496

		1,160,534

Software — 7.6%
Atlassian Corp. PLC, Class A(1)	7,700	230,615
Cadence Design Systems, Inc.(1)	5,669	178,007
Constellation Software, Inc. (Canada)	577	283,543
Intuit, Inc.	1,370	158,906
Nice Ltd., ADR	2,826	192,111
SS&C Technologies Holdings, Inc.	8,492	300,617

		1,343,799

Specialty Retail — 1.0%
Tractor Supply Co.	900	62,073
Williams-Sonoma, Inc.	2,250	120,645

		182,718

Textiles, Apparel & Luxury Goods — 3.1%
Carter’s, Inc.	1,311	117,728
Gildan Activewear, Inc.	10,455	282,703
Lululemon Athletica, Inc.(1)	1,343	69,661
Wolverine World Wide, Inc.	3,175	79,280

		549,372

Total Common Stocks (Cost $15,775,957)		16,739,436

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Short-Term Investment — 5.3%
Repurchase Agreements — 5.3%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $948,007, due 4/3/2017(2)	$948,000	$948,000

Total Repurchase Agreements (Cost $948,000)		948,000

Total Investments — 100.0% (Cost $16,723,957)		17,687,436

Liabilities in excess of other assets — 0.0%		(8,552)

Total Net Assets — 100.0%		$17,678,884

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$905,000	$969,423

Legend:

ADR – American Depositary Receipt

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$16,636,618	$102,818	*	$—	$16,739,436
Repurchase Agreements	—	948,000		—	948,000

Total	$16,636,618	$1,050,818		$—	$17,687,436

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 96.4%
Aerospace & Defense — 3.8%
Raytheon Co.	2,632	$401,380
Rockwell Collins, Inc.	3,449	335,105

		736,485

Banks — 5.0%
Fifth Third Bancorp	8,005	203,327
PacWest Bancorp	5,760	306,778
Regions Financial Corp.	21,784	316,521
Zions Bancorporation	3,514	147,588

		974,214

Beverages — 2.5%
Molson Coors Brewing Co., Class B	5,095	487,642

		487,642

Capital Markets — 1.6%
Northern Trust Corp.	3,522	304,935

		304,935

Chemicals — 2.6%
International Flavors & Fragrances, Inc.	2,442	323,638
PPG Industries, Inc.	1,631	171,386

		495,024

Commercial Services & Supplies — 4.6%
Republic Services, Inc.	9,126	573,204
Stericycle, Inc.(1)	3,723	308,599

		881,803

Communications Equipment — 4.7%
ARRIS International PLC(1)	13,189	348,849
Harris Corp.	5,052	562,136

		910,985

Construction Materials — 1.0%
Eagle Materials, Inc.	1,992	193,503

		193,503

Consumer Finance — 1.3%
Ally Financial, Inc.	12,609	256,341

		256,341

Containers & Packaging — 3.4%
International Paper Co.	5,431	275,786
Packaging Corp. of America	4,238	388,286

		664,072

Diversified Telecommunication Services — 1.2%
CenturyLink, Inc.	10,119	238,505

		238,505

Electric Utilities — 2.2%
American Electric Power Co., Inc.	6,471	434,398

		434,398

Energy Equipment & Services — 5.9%
Baker Hughes, Inc.	6,550	391,821
Frank’s International N.V.	8,280	87,520
National Oilwell Varco, Inc.	8,290	332,346
Patterson-UTI Energy, Inc.	13,596	329,975

		1,141,662

Equity Real Estate — 4.5%
American Campus Communities, Inc.	7,044	335,224

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate — (continued)
Corporate Office Properties Trust	4,510	$149,281
Invitation Homes, Inc.(1)	8,431	184,048
Mid-America Apartment Communities, Inc.	1,962	199,614

		868,167

Food & Staples Retailing — 1.2%
The Kroger Co.	7,983	235,419

		235,419

Food Products — 4.9%
Pinnacle Foods, Inc.	3,612	209,027
The Hain Celestial Group, Inc.(1)	4,615	171,678
TreeHouse Foods, Inc.(1)	6,687	566,121

		946,826

Health Care Equipment & Supplies — 2.5%
STERIS PLC	3,399	236,095
Varian Medical Systems, Inc.(1)	2,801	255,255

		491,350

Health Care Providers & Services — 4.0%
AmerisourceBergen Corp.	2,331	206,294
Humana, Inc.	1,788	368,578
Patterson Cos., Inc.	4,370	197,655

		772,527

Hotels, Restaurants & Leisure — 0.8%
The Wendy’s Co.	11,417	155,385

		155,385

Insurance — 11.0%
Arch Capital Group Ltd.(1)	2,450	232,186
Brown & Brown, Inc.	8,290	345,859
FNF Group	9,199	358,209
Loews Corp.	9,354	437,487
The Allstate Corp.	5,180	422,118
Willis Towers Watson PLC	2,567	335,995

		2,131,854

IT Services — 8.2%
Amdocs Ltd.	5,799	353,681
DST Systems, Inc.	2,644	323,890
Fidelity National Information Services, Inc.	7,144	568,805
Leidos Holdings, Inc.	6,688	342,024

		1,588,400

Machinery — 2.1%
Deere & Co.	1,565	170,366
Flowserve Corp.	4,981	241,180

		411,546

Marine — 0.2%
Kirby Corp.(1)	476	33,582

		33,582

Multi-Utilities — 2.5%
Ameren Corp.	9,008	491,747

		491,747

Multiline Retail — 1.7%
Kohl’s Corp.	8,481	337,628

		337,628

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	4,437	$275,094
Cimarex Energy Co.	545	65,122
Hess Corp.	6,226	300,155

		640,371

Real Estate Management & Development — 2.1%
CBRE Group, Inc., Class A(1)	10,791	375,419
Jones Lang LaSalle, Inc.	228	25,410

		400,829

Road & Rail — 4.0%
Kansas City Southern	5,259	451,012
Ryder System, Inc.	4,327	326,429

		777,441

Specialty Retail — 1.1%
Signet Jewelers Ltd.	2,936	203,377

		203,377

Technology Hardware, Storage & Peripherals — 0.4%
Western Digital Corp.	1,043	86,079

		86,079

Water Utilities — 2.1%
American Water Works Co., Inc.	5,235	407,126

		407,126

Total Common Stocks (Cost $17,660,438)		18,699,223

	Principal Amount	Value

Short-Term Investment — 5.7%
Repurchase Agreements — 5.7%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $1,104,008, due 4/3/2017(2)	$1,104,000	1,104,000

Total Repurchase Agreements (Cost $1,104,000)		1,104,000

Total Investments — 102.1% (Cost $18,764,438)		19,803,223

Liabilities in excess of other assets — (2.1)%		(405,188)

Total Net Assets — 100.0%		$19,398,035

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$1,055,000	$1,130,101

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$18,699,223	$—	$—	$18,699,223
Repurchase Agreements	—	1,104,000	—	1,104,000

Total	$18,699,223	$1,104,000	$—	$19,803,223

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 96.1%
Belgium — 2.7%
Anheuser-Busch InBev S.A.	3,343	$367,261

		367,261

Cayman Islands — 2.4%
Baidu, Inc., ADR(1)	1,033	178,213
Sands China Ltd.	30,800	142,555

		320,768

Denmark — 2.4%
Novo Nordisk A/S, Class B	9,271	318,731

		318,731

Finland — 1.7%
Wartsila OYJ Abp	4,359	233,122

		233,122

France — 3.0%
Accor S.A.	4,028	167,813
Safran S.A.	3,180	237,582

		405,395

Germany — 11.9%
Bayer AG (Reg S)	3,261	375,894
Continental AG	1,194	261,757
Deutsche Boerse AG(1)	1,511	138,483
Fresenius SE & Co. KGaA	3,133	251,642
SAP SE	3,926	385,236
Zalando SE(1)(2)	5,010	202,707

		1,615,719

Hong Kong — 2.5%
AIA Group Ltd.	54,400	342,893

		342,893

Ireland — 1.3%
Ryanair Holdings PLC, ADR(1)	2,031	168,532

		168,532

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	4,682	150,245

		150,245

Japan — 17.4%
FANUC Corp.	1,000	205,525
KDDI Corp.	7,600	199,690
Keyence Corp.	600	240,669
Komatsu Ltd.	6,900	180,507
Kubota Corp.	12,100	182,130
Makita Corp.	4,600	161,400
Nitori Holdings Co. Ltd.	1,400	177,033
Nitto Denko Corp.	2,300	178,095
ORIX Corp.	10,600	157,355
Shimano, Inc.	1,200	175,505
Shiseido Co. Ltd.	7,000	184,560
Sugi Holdings Co. Ltd.	2,900	133,070
Tokyo Electron Ltd.	1,700	186,140

		2,361,679

Netherlands — 7.7%
Akzo Nobel N.V.	2,920	242,004
Altice N.V., Class A(1)	10,738	242,797
ASML Holding N.V.	2,144	284,380

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — (continued)
RELX N.V.	14,694	$272,997

		1,042,178

Republic of Korea — 1.3%
Samsung Electronics Co. Ltd., GDR	197	180,748

		180,748

South Africa — 1.4%
Naspers Ltd., Class N	1,105	190,313

		190,313

Spain — 1.5%
Grifols S.A., ADR	10,942	206,530

		206,530

Sweden — 1.9%
Atlas Copco AB, Class A	7,163	252,854

		252,854

Switzerland — 9.1%
Cie Financiere Richemont S.A. (Reg S)	3,584	282,895
LafargeHolcim Ltd. (Reg S)(1)	3,926	232,448
Roche Holding AG	2,087	532,405
UBS Group AG (Reg S)	11,347	181,610

		1,229,358

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,098	167,418

		167,418

United Kingdom — 25.6%
Booker Group PLC	64,698	158,269
British American Tobacco PLC	6,667	441,955
Burberry Group PLC	9,852	213,244
Intertek Group PLC	4,742	234,032
Meggitt PLC	27,755	154,982
Persimmon PLC	6,326	166,122
Prudential PLC	15,774	333,675
Reckitt Benckiser Group PLC	3,176	289,459
Shire PLC	4,387	255,252
Unilever PLC	11,175	551,573
Vodafone Group PLC	110,559	287,542
Worldpay Group PLC(2)	51,744	191,519
WPP PLC	8,589	188,552

		3,466,176

Total Common Stocks (Cost $12,339,482)		13,019,920

Preferred Stocks — 1.9%
Germany — 1.9%
Henkel AG & Co. KGaA	1,963	251,554

		251,554

Total Preferred Stocks (Cost $253,687)		251,554

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Short-Term Investment — 4.7%
Repurchase Agreements — 4.7%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $642,005, due 4/3/2017(3)	$642,000	$642,000

Total Repurchase Agreements (Cost $642,000)		642,000

Total Investments — 102.7% (Cost $13,235,169)		13,913,474

Liabilities in excess of other assets — (2.7)%		(370,067)

Total Net Assets — 100.0%		$13,543,407

(1)	Non-income-producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2017, the aggregate market value of these securities amounted to $394,226, representing 2.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$615,000	$658,779

Legend:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Belgium	$—	$367,261	*	$—	$367,261
Cayman Islands	178,213	142,555	*	—	320,768
Denmark	—	318,731	*	—	318,731
Finland	—	233,122	*	—	233,122
France	—	405,395	*	—	405,395
Germany	—	1,615,719	*	—	1,615,719
Hong Kong	—	342,893	*	—	342,893
Ireland	168,532	—		—	168,532
Israel	150,245	—		—	150,245
Japan	—	2,361,679	*	—	2,361,679
Netherlands	—	1,042,178	*	—	1,042,178
Republic of Korea	180,748	—		—	180,748
South Africa	—	190,313	*	—	190,313
Spain	206,530	—		—	206,530
Sweden	—	252,854	*	—	252,854
Switzerland	—	1,229,358	*	—	1,229,358
Taiwan	167,418	—		—	167,418
United Kingdom	—	3,466,176	*	—	3,466,176
Preferred Stocks
Germany	—	251,554	*	—	251,554
Repurchase Agreements	—	642,000		—	642,000

Total	$1,051,686	$12,861,788		$—	$13,913,474

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — 95.6%
Australia — 1.2%
Caltex Australia Ltd.	10,208	$229,629

		229,629

Belgium — 3.5%
Anheuser-Busch InBev S.A.	4,997	548,969
KBC Group N.V.	2,122	140,795

		689,764

Brazil — 1.2%
BB Seguridade Participacoes S.A.	24,508	228,593

		228,593

Canada — 4.5%
Canadian National Railway Co.	3,585	264,619
National Bank of Canada	6,317	265,249
Suncor Energy, Inc.	11,836	363,397

		893,265

Denmark — 1.9%
AP Moller - Maersk A/S, Class B	87	143,942
Carlsberg A/S, Class B	2,450	226,061

		370,003

Finland — 1.5%
Sampo OYJ, Class A	6,109	290,062

		290,062

France — 10.3%
Air Liquide S.A.	2,970	339,360
Capgemini S.A.	4,374	404,229
Cie Generale des Etablissements Michelin	2,501	304,073
Valeo S.A.	8,288	552,735
Vinci S.A.	5,665	449,553

		2,049,950

Germany — 2.6%
SAP SE	5,269	517,017

		517,017

Ireland — 2.1%
James Hardie Industries PLC	13,369	210,016
Ryanair Holdings PLC, ADR(1)	2,612	216,744

		426,760

Italy — 1.0%
UniCredit S.p.A.	13,481	207,813

		207,813

Japan — 16.9%
ABC-Mart, Inc.	3,300	193,343
Daiwa House Industry Co. Ltd.	18,420	530,169
Don Quijote Holdings Co. Ltd.	11,900	413,318
Hoshizaki Corp.	1,700	134,047
Isuzu Motors Ltd.	24,700	328,178
KDDI Corp.	10,100	265,377
Makita Corp.	8,900	312,273
Seven & i Holdings Co. Ltd.	4,900	192,628
Sony Corp.	15,000	508,861
Sumitomo Mitsui Financial Group, Inc.	8,900	324,500
United Arrows Ltd.	4,600	139,609

		3,342,303

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
Luxembourg — 0.7%
RTL Group S.A.(1)	1,731	$139,421

		139,421

Netherlands — 4.7%
Airbus SE	2,119	161,254
Koninklijke Ahold Delhaize N.V.	10,575	226,327
Koninklijke KPN N.V.	53,063	159,761
Wolters Kluwer N.V.	9,456	392,956

		940,298

Norway — 2.6%
Statoil ASA	13,307	228,719
Telenor ASA	17,158	285,622

		514,341

Philippines — 0.1%
Alliance Global Group, Inc.	114,100	28,831

		28,831

Singapore — 1.0%
DBS Group Holdings Ltd.	14,600	202,622

		202,622

Spain — 0.9%
Red Electrica Corp. S.A.	9,591	183,919

		183,919

Sweden — 4.7%
Assa Abloy AB, Class B	19,904	408,462
Nordea Bank AB	30,337	346,621
Swedbank AB, Class A	7,354	170,382

		925,465

Switzerland — 3.7%
Julius Baer Group Ltd.(1)	2,946	147,074
Novartis AG (Reg S)	7,807	579,607

		726,681

Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,956	491,155

		491,155

Turkey — 0.7%
Turkiye Garanti Bankasi A/S	54,840	133,582

		133,582

United Kingdom — 27.3%
Aon PLC	3,459	410,549
BHP Billiton PLC	27,518	426,798
British American Tobacco PLC	9,467	627,567
BT Group PLC	45,976	183,310
Diageo PLC	10,491	300,515
Howden Joinery Group PLC	28,093	152,775
Informa PLC	24,504	200,405
Provident Financial PLC	5,245	197,102
Prudential PLC	31,110	658,085
RELX PLC	19,921	390,696
Royal Dutch Shell PLC, Class A	19,398	510,208
Shire PLC	8,932	519,697
Unilever PLC	7,904	390,124

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2017 (unaudited)	Shares	Value

Common Stocks — (continued)
United Kingdom — (continued)
Wolseley PLC	7,011	$440,983

		5,408,814

Total Common Stocks (Cost $18,268,101)		18,940,288

	Principal Amount	Value

Short-Term Investment — 5.2%
Repurchase Agreements — 5.2%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $1,031,008, due 4/3/2017(2)	$1,031,000	1,031,000

Total Repurchase Agreements (Cost $1,031,000)		1,031,000

Total Investments — 100.8% (Cost $19,299,101)		19,971,288

Liabilities in excess of other assets — (0.8)%		(153,438)

Total Net Assets — 100.0%		$19,817,850

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$985,000	$1,055,118

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONALVALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$229,629	*	$—	$229,629
Belgium	—	689,764	*	—	689,764
Brazil	228,593	—		—	228,593
Canada	893,265	—		—	893,265
Denmark	—	370,003	*	—	370,003
Finland	—	290,062	*	—	290,062
France	—	2,049,950	*	—	2,049,950
Germany	—	517,017	*	—	517,017
Ireland	216,744	210,016	*	—	426,760
Italy	—	207,813	*	—	207,813
Japan	—	3,342,303	*	—	3,342,303
Luxembourg	—	139,421	*	—	139,421
Netherlands	—	940,298	*	—	940,298
Norway	—	514,341	*	—	514,341
Philippines	—	28,831	*	—	28,831
Singapore	—	202,622	*	—	202,622
Spain	—	183,919	*	—	183,919
Sweden	—	925,465	*	—	925,465
Switzerland	—	726,681	*	—	726,681
Taiwan	491,155	—		—	491,155
Turkey	—	133,582	*	—	133,582
United Kingdom	410,549	4,998,265	*	—	5,408,814
Repurchase Agreements	—	1,031,000		—	1,031,000

Total	$2,240,306	$17,730,982		$—	$19,971,288

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 21.6%
FHLMC
0.75% due 4/9/2018	$542,000	$539,858
0.875% due 3/7/2018	300,000	299,321
FNMA
3.00% due 4/1/2032(1)	650,000	666,463
3.00% due 4/1/2047(1)	1,050,000	1,040,812
3.50% due 4/1/2047(1)	1,850,000	1,892,348
4.00% due 4/1/2047(1)	1,500,000	1,573,359
4.50% due 4/1/2047(1)	200,000	214,438
6.25% due 5/15/2029	246,000	329,250
FREMF Mortgage Trust
2015-K721 B
3.681% due 11/25/2047(2)(3)	90,000	90,029
GNMA
2017-41 AS
2.60% due 6/16/2058	86,000	85,300

Total Agency Mortgage-Backed Securities (Cost $6,680,162)		6,731,178

Asset-Backed Securities — 17.8%
Ally Master Owner Trust
2012-4 A
1.72% due 7/15/2019	165,000	165,180
2014-4 A2
1.43% due 6/17/2019	62,000	62,047
2014-5 A2
1.60% due 10/15/2019	22,000	22,020
2015-3 A
1.63% due 5/15/2020	65,000	65,058
2017-1 A
1.177% due 2/15/2021(3)	100,000	100,037
American Express Credit Account Master Trust
2014-3 A
1.49% due 4/15/2020	100,000	100,104
AmeriCredit Automobile Receivables Trust
2014-1 B
1.68% due 7/8/2019	77,721	77,802
2014-1 C
2.15% due 3/9/2020	40,000	40,197
2016-4 A2A
1.34% due 4/8/2020	20,000	19,987
2017-1 A2A
1.51% due 5/18/2020	24,000	23,996
Ares XXXIII CLO Ltd.
2015-1A A1R
2.45% due 12/5/2025(2)(3)	250,000	250,769
Ascentium Equipment Receivables Trust
2016-2A A2
1.46% due 4/10/2019(2)	13,000	12,968
2016-2A A3
1.65% due 5/10/2022(2)	14,000	13,943
2016-2A B
2.50% due 9/12/2022(2)	9,000	8,955
Avis Budget Rental Car Funding AESOP LLC
2013-2A A
2.97% due 2/20/2020(2)	100,000	101,559
2014-1A A
2.46% due 7/20/2020(2)	100,000	100,484
BlueMountain CLO Ltd.
2014-4A A1R
2.404% due 11/30/2026(2)(3)	250,000	250,201
California Republic Auto Receivables Trust
2015-1 A3
1.33% due 4/15/2019	45,724	45,722

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
2015-2 B
2.53% due 6/15/2021	$87,000	$86,808
2015-3 A4
2.13% due 5/17/2021	34,000	34,087
2015-4 A4
2.58% due 6/15/2021(2)	97,000	98,015
2016-1 A2
1.50% due 12/17/2018	64,055	64,071
Carlyle Global Market Strategies CLO Ltd.
2014-4A A1R
2.223% due 10/15/2026(2)(3)	250,000	250,106
CarMax Auto Owner Trust
2015-2 A4
1.80% due 3/15/2021	40,000	40,059
2016-4 A2
1.21% due 11/15/2019	17,000	16,970
Chrysler Capital Auto Receivables Trust
2014-BA D
3.44% due 8/16/2021(2)	17,000	17,160
2016-AA C
3.25% due 6/15/2022(2)	6,000	5,977
CNH Equipment Trust
2015-A A4
1.85% due 4/15/2021	65,000	65,116
2016-A A4
1.79% due 9/15/2021	115,000	114,370
2016-B A4
1.97% due 11/15/2021	78,000	78,075
Discover Card Execution Note Trust
2014-A5 A
1.39% due 4/15/2020	200,000	200,098
2016-A2 A2
1.452% due 9/15/2021(3)	156,000	157,205
Drive Auto Receivables Trust
2015-AA B
2.28% due 6/17/2019(2)	8,150	8,153
2015-BA B
2.12% due 6/17/2019(2)	686	686
2015-BA C
2.76% due 7/15/2021(2)	117,000	117,591
2016-BA A3
1.67% due 7/15/2019(2)	43,659	43,686
2016-CA B
2.37% due 11/16/2020(2)	14,000	13,976
2016-CA C
3.02% due 11/15/2021(2)	37,000	37,382
2016-CA D
4.18% due 3/15/2024(2)	9,000	9,148
2017-AA B
2.51% due 1/15/2021(2)	25,000	25,079
2017-AA D
4.16% due 5/15/2024(2)	26,000	26,356
First Investors Auto Owner Trust
2016-2A A1
1.53% due 11/16/2020(2)	20,206	20,151
2017-1A A1
1.69% due 4/15/2021(2)	48,150	48,139
Ford Credit Auto Lease Trust
2015-A A3
1.13% due 6/15/2018	67,480	67,473
Ford Credit Auto Owner Trust
2014-C A3
1.06% due 5/15/2019	67,678	67,609

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
2016-C A2A
1.04% due 9/15/2019	$35,000	$34,909
2016-C C
1.93% due 4/15/2023	10,000	9,843
2017-1 B
2.87% due 8/15/2028(2)	100,000	100,734
Ford Credit Floorplan Master Owner Trust A
2012-5 A
1.49% due 9/15/2019	200,000	200,090
2014-4 A1
1.40% due 8/15/2019	48,000	48,018
2015-1 A1
1.42% due 1/15/2020	25,000	24,990
2016-1 A1
1.76% due 2/15/2021	99,000	98,909
Foursight Capital Automobile Receivables Trust
2016-1 A2
2.87% due 10/15/2021(2)	87,105	87,365
Honda Auto Receivables Owner Trust
2014-4 A3
0.99% due 9/17/2018	17,361	17,347
2015-1 A3
1.05% due 10/15/2018	71,151	71,086
2016-4 A2
1.04% due 4/18/2019	34,000	33,933
Hyundai Auto Receivables Trust
2016-B C
2.19% due 11/15/2022	41,000	40,634
LCM XXII Ltd.
22A A1
2.51% due 10/20/2028(2)(3)	250,000	248,539
Mercedes-Benz Auto Receivables Trust
2015-1 A3
1.34% due 12/16/2019	135,000	134,908
2016-1 A2A
1.11% due 3/15/2019	62,984	62,948
NextGear Floorplan Master Owner Trust
2015-1A A
1.80% due 7/15/2019(2)	195,000	194,938
OSCAR U.S. Funding Trust V
2016-2A A2A
2.31% due 11/15/2019(2)	50,000	50,021
Santander Drive Auto Receivables Trust
2014-2 C
2.33% due 11/15/2019	79,824	80,158
2015-4 C
2.97% due 3/15/2021	29,000	29,384
2016-3 A2
1.34% due 11/15/2019	162,000	161,857
2016-3 B
1.89% due 6/15/2021	12,000	11,979
SunTrust Auto Receivables Trust
2015-1A A3
1.42% due 9/16/2019(2)	79,067	79,081
Synchrony Credit Card Master Note Trust
2014-1 A
1.61% due 11/15/2020	100,000	100,140
TCF Auto Receivables Owner Trust
2014-1A A4
1.56% due 1/15/2020(2)	73,520	73,511
2016-1A A2
1.39% due 11/15/2019(2)	38,594	38,540
2016-1A B
2.32% due 6/15/2022(2)	69,000	67,806

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
2016-PT1A B
2.92% due 10/17/2022(2)	$23,000	$22,974
Wells Fargo Dealer Floorplan Master Note Trust
2012-2 A
1.728% due 4/22/2019(3)	105,000	105,035
2014-1 A
1.358% due 7/20/2019(3)	70,000	70,110
Westlake Automobile Receivables Trust
2016-3A B
2.07% due 12/15/2021(2)	10,000	9,972
World Financial Network Credit Card Master Trust
2015-C A
1.26% due 3/15/2021	42,000	41,999

Total Asset-Backed Securities (Cost $5,531,277)		5,526,333

Corporate Bonds & Notes — 27.9%
Aerospace & Defense — 0.1%
Embraer S.A.
5.15% due 6/15/2022	15,000	15,825

		15,825

Agriculture — 0.1%
Reynolds American, Inc.
5.70% due 8/15/2035	15,000	17,149

		17,149

Airlines — 0.0%
Air Canada
7.75% due 4/15/2021(2)	10,000	11,250

		11,250

Auto Manufacturers — 0.7%
Ford Motor Co.
7.45% due 7/16/2031	65,000	81,986
General Motors Co.
6.60% due 4/1/2036	114,000	131,068

		213,054

Auto Parts & Equipment — 0.1%
MPG Holdco I, Inc.
7.375% due 10/15/2022	15,000	16,275

		16,275

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.
4.70% due 2/1/2036	135,000	142,824
PepsiCo, Inc.
5.50% due 1/15/2040	25,000	30,389

		173,213

Biotechnology — 0.3%
Amgen, Inc.
4.95% due 10/1/2041	85,000	88,480

		88,480

Building Materials — 0.2%
Standard Industries, Inc.
6.00% due 10/15/2025(2)	75,000	77,437

		77,437

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Chemicals — 0.5%
Blue Cube Spinco, Inc.
10.00% due 10/15/2025	$50,000	$60,375
GCP Applied Technologies, Inc.
9.50% due 2/1/2023(2)	10,000	11,350
Rain CII Carbon LLC / CII Carbon Corp.
7.25% due 4/1/2025(2)	6,000	5,940
The Chemours Co.
7.00% due 5/15/2025	23,000	24,759
Tronox Finance LLC
7.50% due 3/15/2022(2)	42,000	43,470
Valvoline, Inc.
5.50% due 7/15/2024(2)	25,000	26,250

		172,144

Coal — 0.1%
Peabody Securities Finance Corp.
6.00% due 3/31/2022(2)	10,000	9,944
6.375% due 3/31/2025(2)	7,000	6,965

		16,909

Commercial Banks — 5.4%
Bank of America Corp.
4.00% due 1/22/2025	77,000	76,919
3.95% due 4/21/2025	25,000	24,892
3.824% due 1/20/2028(3)	58,000	58,097
Citigroup, Inc.
5.50% due 9/13/2025	80,000	87,461
4.45% due 9/29/2027	49,000	49,590
3.887% due 1/10/2028(3)	54,000	54,241
HBOS PLC
6.00% due 11/1/2033(2)	35,000	39,139
JPMorgan Chase & Co.
2.273% due 10/24/2023(3)	53,000	54,215
3.90% due 7/15/2025	75,000	77,526
3.782% due 2/1/2028(3)	120,000	121,132
Morgan Stanley
4.00% due 7/23/2025	65,000	67,025
3.875% due 1/27/2026	60,000	60,798
Popular, Inc.
7.00% due 7/1/2019	25,000	26,094
Santander U.K. PLC
7.95% due 10/26/2029	87,000	106,794
The Goldman Sachs Group, Inc.
6.75% due 10/1/2037	25,000	30,848
6.25% due 2/1/2041	120,000	150,700
The Toronto-Dominion Bank
3.625% due 9/15/2031(3)	48,000	47,004
UBS Group Funding Jersey Ltd.
4.125% due 4/15/2026(2)	200,000	203,312
Wells Fargo & Co.
4.10% due 6/3/2026	185,000	188,883
3.00% due 10/23/2026	108,000	103,405
Westpac Banking Corp.
4.322% due 11/23/2031(3)	56,000	56,588

		1,684,663

Computers — 0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02% due 6/15/2026(2)	75,000	81,763
8.10% due 7/15/2036(2)	15,000	18,838

		100,601

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Cosmetics & Personal Care — 0.0%
Revlon Consumer Products Corp.
6.25% due 8/1/2024	$14,000	$13,965

		13,965

Diversified Financial Services — 1.8%
Affiliated Managers Group, Inc.
4.25% due 2/15/2024	25,000	26,063
CIT Group, Inc.
3.875% due 2/19/2019	75,000	76,781
Discover Financial Services
4.10% due 2/9/2027	88,000	88,030
International Lease Finance Corp.
5.875% due 4/1/2019	90,000	95,920
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.875% due 10/1/2020	13,000	13,479
6.50% due 7/1/2021	20,000	20,250
Navient Corp.
6.625% due 7/26/2021	78,000	80,730
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.875% due 3/15/2022(2)	30,000	30,882
4.50% due 3/15/2027(2)	22,000	22,353
OM Asset Management PLC
4.80% due 7/27/2026	50,000	49,771
Scottrade Financial Services, Inc.
6.125% due 7/11/2021(2)	40,000	45,310

		549,569

Electric — 1.4%
Appalachian Power Co.
7.00% due 4/1/2038	45,000	60,508
Berkshire Hathaway Energy Co.
6.50% due 9/15/2037	37,000	48,132
Dominion Resources, Inc.
7.00% due 6/15/2038	55,000	70,779
Exelon Generation Co. LLC
5.60% due 6/15/2042	70,000	66,762
Georgia Power Co.
4.75% due 9/1/2040	80,000	84,327
Great Plains Energy, Inc.
3.90% due 4/1/2027	34,000	34,331
ITC Holdings Corp.
3.25% due 6/30/2026	35,000	34,000
Massachusetts Electric Co.
4.004% due 8/15/2046(2)	25,000	24,330

		423,169

Entertainment — 0.3%
AMC Entertainment Holdings, Inc.
5.75% due 6/15/2025	31,000	31,775
Eldorado Resorts, Inc.
7.00% due 8/1/2023	15,000	16,088
Mohegan Tribal Gaming Authority
7.875% due 10/15/2024(2)	31,000	31,426

		79,289

Food — 0.0%
Arcor SAIC
6.00% due 7/6/2023(2)	13,000	13,813

		13,813

Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.625% due 2/15/2023	50,000	51,781

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
CHS/Community Health Systems, Inc.
6.25% due 3/31/2023	$30,000	$30,525
HCA, Inc.
7.50% due 11/6/2033	10,000	10,938
MPH Acquisition Holdings LLC
7.125% due 6/1/2024(2)	20,000	21,502
Tenet Healthcare Corp.
8.125% due 4/1/2022	14,000	14,612
WellCare Health Plans, Inc.
5.25% due 4/1/2025	56,000	57,305

		186,663

Household Products & Wares — 0.5%
Central Garden & Pet Co.
6.125% due 11/15/2023	50,000	52,750
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	100,000	99,424

		152,174

Housewares — 0.1%
The Scotts Miracle-Gro Co.
6.00% due 10/15/2023	17,000	18,063

		18,063

Insurance — 0.5%
Lincoln National Corp.
6.30% due 10/9/2037	5,000	6,023
Teachers Insurance & Annuity Association of America
4.90% due 9/15/2044(2)	83,000	89,759
Unum Group
5.75% due 8/15/2042	11,000	12,299
Willis North America, Inc.
7.00% due 9/29/2019	50,000	55,403

		163,484

Internet — 0.5%
Amazon.com, Inc.
4.80% due 12/5/2034	99,000	109,624
Netflix, Inc.
4.375% due 11/15/2026(2)	38,000	37,335

		146,959

Iron/Steel — 0.1%
Cliffs Natural Resources, Inc.
5.75% due 3/1/2025(2)	7,000	6,790
Vale Overseas Ltd.
6.875% due 11/10/2039	11,000	11,763

		18,553

Leisure Time — 0.4%
Carnival PLC
7.875% due 6/1/2027	40,000	51,679
Royal Caribbean Cruises Ltd.
7.50% due 10/15/2027	55,000	69,575

		121,254

Lodging — 0.2%
Marriott International, Inc.
4.50% due 10/1/2034	65,000	65,692

		65,692

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC
9.25% due 3/15/2024(2)	$33,000	$33,784

		33,784

Machinery-Diversified — 0.0%
SPX FLOW, Inc.
5.625% due 8/15/2024(2)	12,000	12,105

		12,105

Media — 1.6%
21st Century Fox America, Inc.
6.90% due 8/15/2039	60,000	76,597
Block Communications, Inc.
6.875% due 2/15/2025(2)	59,000	62,540
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 2/15/2026(2)	20,000	21,000
Comcast Corp.
6.95% due 8/15/2037	60,000	80,495
Cox Communications, Inc.
8.375% due 3/1/2039(2)	55,000	68,679
Discovery Communications LLC
6.35% due 6/1/2040	20,000	21,133
DISH DBS Corp.
7.75% due 7/1/2026	34,000	39,525
Grupo Televisa S.A.B.
6.625% due 1/15/2040	16,000	17,425
Time Warner Cable LLC
7.30% due 7/1/2038	51,000	63,197
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	18,000	24,018
Univision Communications, Inc.
5.125% due 2/15/2025(2)	25,000	24,594

		499,203

Metal Fabricate & Hardware — 0.0%
Grinding Media, Inc. / MC Grinding Media Canada, Inc.
7.375% due 12/15/2023(2)	9,000	9,450

		9,450

Mining — 0.9%
Aleris International, Inc.
9.50% due 4/1/2021(2)	24,000	25,800
Barrick PD Australia Finance Pty. Ltd.
5.95% due 10/15/2039	25,000	28,668
Freeport-McMoRan, Inc.
3.875% due 3/15/2023	34,000	31,267
Glencore Finance Canada Ltd.
6.00% due 11/15/2041(2)	50,000	54,370
Hudbay Minerals, Inc.
7.25% due 1/15/2023(2)	3,000	3,180
7.625% due 1/15/2025(2)	5,000	5,425
New Gold, Inc.
6.25% due 11/15/2022(2)	51,000	51,128
Teck Resources Ltd.
4.75% due 1/15/2022	75,000	77,452

		277,290

Miscellaneous Manufacturing — 0.6%
Gates Global LLC / Gates Global Co.
6.00% due 7/15/2022(2)	25,000	25,437
General Electric Co.
6.75% due 3/15/2032	75,000	101,128

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Miscellaneous Manufacturing — (continued)
Koppers, Inc.
6.00% due 2/15/2025(2)	$13,000	$13,423
Trinity Industries, Inc.
4.55% due 10/1/2024	40,000	39,952

		179,940

Multi-National — 1.3%
European Investment Bank
1.00% due 3/15/2018	375,000	374,188
1.25% due 5/15/2018	42,000	41,987

		416,175

Oil & Gas — 1.7%
Carrizo Oil & Gas, Inc.
6.25% due 4/15/2023	10,000	10,025
Eni S.p.A.
5.70% due 10/1/2040(2)	100,000	102,119
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 11/29/2024(2)	60,000	63,000
Kerr-McGee Corp.
7.875% due 9/15/2031	40,000	51,267
Murphy Oil Corp.
6.875% due 8/15/2024	14,000	14,840
Noble Holding International Ltd.
7.75% due 1/15/2024	46,000	44,160
Petrobras Global Finance B.V.
6.125% due 1/17/2022	15,000	15,742
4.375% due 5/20/2023	18,000	17,055
7.25% due 3/17/2044	13,000	12,837
Petroleos Mexicanos
4.50% due 1/23/2026	32,000	30,672
Precision Drilling Corp.
7.75% due 12/15/2023(2)	8,000	8,420
Shell International Finance B.V.
6.375% due 12/15/2038	80,000	103,084
Valero Energy Corp.
10.50% due 3/15/2039	25,000	39,187
YPF S.A.
8.50% due 7/28/2025(2)	28,000	30,372

		542,780

Oil & Gas Services — 0.8%
FTS International, Inc.
8.631% due 6/15/2020(2)(3)	25,000	25,344
Halliburton Co.
6.70% due 9/15/2038	45,000	56,226
7.45% due 9/15/2039	17,000	22,857
Oceaneering International, Inc.
4.65% due 11/15/2024	32,000	32,214
Schlumberger Investment S.A.
3.65% due 12/1/2023	35,000	36,507
Transocean Proteus Ltd.
6.25% due 12/1/2024(2)	27,000	27,878
Trinidad Drilling Ltd.
6.625% due 2/15/2025(2)	20,000	19,975
Weatherford International Ltd.
9.875% due 3/1/2039	23,000	26,565

		247,566

Pipelines — 1.0%
Energy Transfer Partners LP
6.625% due 10/15/2036	75,000	83,352

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Gulfstream Natural Gas System LLC
4.60% due 9/15/2025(2)	$50,000	$52,615
Kinder Morgan, Inc.
7.75% due 1/15/2032	90,000	112,260
The Williams Cos., Inc.
8.75% due 3/15/2032	29,000	36,613
TransCanada PipeLines Ltd.
7.625% due 1/15/2039	25,000	35,080

		319,920

Real Estate — 0.0%
CBRE Services, Inc.
4.875% due 3/1/2026	10,000	10,406

		10,406

Real Estate Investment Trusts — 2.4%
AvalonBay Communities, Inc.
3.45% due 6/1/2025	100,000	100,447
Boston Properties LP
3.85% due 2/1/2023	110,000	114,006
EPR Properties
5.25% due 7/15/2023	50,000	52,441
4.75% due 12/15/2026	70,000	70,413
Equinix, Inc.
5.875% due 1/15/2026	50,000	53,188
ERP Operating LP
3.375% due 6/1/2025	85,000	84,192
Kilroy Realty LP
6.625% due 6/1/2020	10,000	11,163
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625% due 5/1/2024	15,000	15,825
Physicians Realty LP
4.30% due 3/15/2027	37,000	37,050
VEREIT Operating Partnership LP
3.00% due 2/6/2019	110,000	110,352
Vornado Realty LP
5.00% due 1/15/2022	100,000	107,856

		756,933

Retail — 0.2%
New Albertsons, Inc.
7.45% due 8/1/2029	27,000	25,583
PetSmart, Inc.
7.125% due 3/15/2023(2)	30,000	28,500

		54,083

Semiconductors — 0.3%
Applied Materials, Inc.
3.30% due 4/1/2027	100,000	100,397

		100,397

Software — 0.6%
Microsoft Corp.
3.70% due 8/8/2046	84,000	78,702
Oracle Corp.
6.125% due 7/8/2039	77,000	97,472

		176,174

Telecommunications — 1.2%
AT&T, Inc.
5.25% due 3/1/2037	7,000	7,136
6.50% due 9/1/2037	33,000	38,746
6.00% due 8/15/2040	120,000	131,552

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
CommScope Technologies LLC
5.00% due 3/15/2027(2)	$17,000	$16,974
Sprint Corp.
7.125% due 6/15/2024	50,000	53,375
T-Mobile U.S.A., Inc.
6.50% due 1/15/2026	50,000	54,750
Verizon Communications, Inc.
4.272% due 1/15/2036	95,000	87,971

		390,504

Transportation — 0.1%
Florida East Coast Holdings Corp.
6.75% due 5/1/2019(2)	25,000	25,750
XPO Logistics, Inc.
6.125% due 9/1/2023(2)	13,000	13,520

		39,270

Water — 0.3%
Aquarion Co.
4.00% due 8/15/2024(2)	80,000	79,846

		79,846

Total Corporate Bonds & Notes (Cost $8,794,679)		8,685,473

Municipals — 0.6%
Pasadena Public Financing Authority Build America Bonds
7.148% due 3/1/2043	35,000	48,488
State of California Build America Bonds
7.35% due 11/1/2039	51,000	71,957
7.55% due 4/1/2039	40,000	58,663

Total Municipals (Cost $176,939)		179,108

Non-Agency Mortgage-Backed Securities — 2.5%
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	135,000	93,858
Commercial Mortgage Pass-Through Certificates
2012-CR3 B
3.922% due 10/15/2045(2)	100,000	102,753
Commercial Mortgage Trust
2015-LC23 C
4.801% due 10/10/2048(3)	58,000	56,858
2015-PC1 B
4.589% due 7/10/2050(3)	100,000	99,343
2015-PC1 D
4.589% due 7/10/2050(3)	33,000	24,789
2016-SAVA A
2.632% due 10/15/2034(2)(3)	100,000	100,501
GS Mortgage Securities Trust
2014-GC26 D
4.661% due 11/10/2047(2)(3)	65,000	53,806
JPMBB Commercial Mortgage Securities Trust
2014-C26 D
4.069% due 1/15/2048(2)(3)	65,000	52,929
2015-C30 C
4.453% due 7/15/2048(3)	13,000	11,859
2015-C31 C
4.772% due 8/15/2048(3)	47,000	43,944
Morgan Stanley Capital Barclays Bank Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2017 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
2016-MART C
2.817% due 9/13/2031(2)		$100,000	$98,004
2016-MART XCP
0.406% due 9/13/2031(2)(3)(4)		5,633,000	27,726
Wells Fargo Commercial Mortgage Trust
2016-C35 C
4.176% due 7/15/2048(3)		11,000	10,732

Total Non-Agency Mortgage-Backed Securities (Cost $795,050)			777,102

Foreign Government — 0.7%
Argentine Republic Government International Bond
6.875% due 1/26/2027(2)	USD	21,000	21,294
Hungary Government International Bond
5.375% due 3/25/2024	USD	18,000	20,033
Mexico Government International Bond
4.00% due 10/2/2023	USD	90,000	92,700
Panama Government International Bond
6.70% due 1/26/2036	USD	28,000	35,280
Peruvian Government International Bond
4.125% due 8/25/2027	USD	27,000	29,025
Romanian Government International Bond
6.125% due 1/22/2044(2)	USD	8,000	9,829
Uruguay Government International Bond
4.50% due 8/14/2024	USD	18,000	19,102
7.875% due 1/15/2033(5)	USD	3,000	3,929

Total Foreign Government (Cost $242,552)			231,192

U.S. Government Securities — 42.2%
U.S. Treasury Bond
2.875% due 11/15/2046		1,192,000	1,156,565
U.S. Treasury Inflation Indexed Note (TIPS)
0.625% due 1/15/2026		182,904	186,222
U.S. Treasury Notes
0.875% due 10/15/2017		2,476,000	2,475,032
1.25% due 11/15/2018		1,594,000	1,595,307
1.25% due 10/31/2021		426,000	414,069
1.75% due 10/31/2020		406,000	406,888
1.875% due 3/31/2022		2,316,000	2,310,029
2.00% due 12/31/2021		667,000	669,553
2.00% due 11/15/2026		110,000	106,262
2.125% due 8/15/2021		555,000	561,547
2.625% due 11/15/2020		3,150,000	3,252,744

Total U.S. Government Securities (Cost $13,208,472)			13,134,218

Short-Term Investment — 3.3%
Repurchase Agreements — 3.3%
Fixed Income Clearing Corp., 0.09%, dated 3/31/2017, proceeds at maturity value of $1,025,008, due 4/3/2017(6)		1,025,000	1,025,000

Total Repurchase Agreements (Cost $1,025,000)			1,025,000

Total Investments(7) — 116.6% (Cost $36,454,131)			36,289,604

Liabilities in excess of other assets — (16.6)%			(5,154,034)

Total Net Assets — 100.0%			$31,135,570

(1)	TBA - To be announced.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2017, the aggregate market value of these securities amounted to $4,948,504, representing 15.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2017.
(4)	Interest only security.
(5)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2017, interest payments had been made in cash.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.50%	5/15/2020	$980,000	$1,049,762

(7)	A portion of the securities in the Fund is segregated to cover to be announced securities (TBA).

Legend:

TIPS – Treasury Inflation Protected Security

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$6,731,178	$—	$6,731,178
Asset-Backed Securities	—	5,526,333	—	5,526,333
Corporate Bonds & Notes	—	8,685,473	—	8,685,473
Municipals	—	179,108	—	179,108
Non-Agency Mortgage-Backed Securities	—	777,102	—	777,102
Foreign Government	—	231,192	—	231,192
U.S. Government Securities	—	13,134,218	—	13,134,218
Repurchase Agreements	—	1,025,000	—	1,025,000

Total	$—	$36,289,604	$—	$36,289,604

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. At March 31, 2017, the Funds did not hold any restricted or illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs including but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the period ended March 31, 2017 were as follows:

	Transfers into Level 1	Transfers (out) of Level 2
Guardian International Value VIP Fund
Common Stocks	$150,690	$(150,690)

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2017 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2017, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2017, the Funds did not hold any derivatives.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guardian Variable Products Trust

By:	/s/ Douglas Dubitsky
Douglas Dubitsky, President
(Principal Executive Officer)

Date:	May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas Dubitsky
Douglas Dubitsky, President
(Principal Executive Officer)

Date:	May 19, 2017

By:	/s/ John H Walter
John H Walter, Treasurer
(Principal Financial and Accounting Officer)

Date:	May 19, 2017